Investment in Joint Ventures (Details) - Aria Energy LLC [Member] - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2021	Dec. 31, 2020
Investment in Joint Ventures (Details) [Line Items]
Joint ventures membership percentage	50.00%
Joint ventures membership amount	$ 9,500,000
Earn-out payment		$ 1,714	$ 1,400
Two Joint Ventures [Member]
Investment in Joint Ventures (Details) [Line Items]
Interests in joint ventures		0.50
Four Joint Ventures [Member]
Investment in Joint Ventures (Details) [Line Items]
Interests in joint ventures		$ 0.50
Six Joint Ventures [Member]
Investment in Joint Ventures (Details) [Line Items]
Interests in joint ventures			$ 0.50